Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Major Components of Income Tax Expense
The breakdown of the income tax expense by Mexico and Foreign countries for the years ended December 31, 2024, 2023 and 2022, is as follows:

	2024	2023	2022
Current tax expense:
Current year	Ps. 9,569	Ps. 7,604	Ps. 5,658
Deferred tax expense:
Origination and reversal of temporary differences	394	(44)	860
Utilization (benefit) of tax losses recognized	1,805	1,221	29
Total deferred tax income expense	2,199	1,177	889
Total income tax expense in consolidated net income	Ps. 11,768	Ps. 8,781	Ps. 6,547

2024	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 6,918	Ps. 2,651	Ps. 9,569
Deferred tax expense:
Origination and reversal of temporary differences	(1)	395	394
Utilization (benefit) of tax losses recognized	1,019	786	1,805
Total deferred tax	1,018	1,181	2,199
Total income tax expense in consolidated net income	Ps. 7,936	Ps. 3,832	Ps. 11,768

2023	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 5,474	Ps. 2,130	Ps. 7,604
Deferred tax expense:
Origination and reversal of temporary differences	(322)	278	(44)
Utilization (benefit) of tax losses recognized	238	983	1,221
Total deferred tax	(84)	1,261	1,177
Total income tax expense in consolidated net income	Ps. 5,390	Ps. 3,391	Ps. 8,781

2022	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 3,522	Ps. 2,136	Ps. 5,658
Deferred tax expense:
Origination and reversal of temporary differences	197	663	860
Utilization (benefit) of tax losses recognized	(4)	33	29
Total deferred tax	193	696	889
Total income tax expense in consolidated net income	Ps. 3,715	Ps. 2,832	Ps. 6,547

Schedule of Recognized in Consolidated Statement of Other Comprehensive Income
Recognized in Consolidated Statement of Other Comprehensive Income (OCI)

Income tax related to items charged or recognized directly in OCI during the year:	2024	2023	2022
Unrealized loss (gain) on derivative financial instruments	Ps. 693	Ps. (236)	Ps. (590)
Remeasurements of the net defined benefit liability	(318)	24	173
Total income tax recognized in OCI	Ps. 375	Ps. (212)	Ps. (417)

Schedule of Deferred Tax Related to Other Comprehensive Income
Balance of income tax included in Accumulated Other Comprehensive Income (AOCI) as of:

Income tax related to items charged or recognized directly in OCI as of year-end:	2024	2023	2022
Unrealized loss (gain) on derivative financial instruments	Ps. 455	Ps. (241)	Ps. (13)
Comprehensive income to be reclassified to profit or loss in subsequent periods	455	(241)	(13)
Remeasurements of the net defined benefit liability	(524)	(153)	(205)
Balance of income tax in AOCI	Ps. (69)	Ps. (394)	Ps. (218)

Schedule of Domestic Tax Rate
A reconciliation between effective income tax rate and Mexican domestic statutory tax rate for the years ended December 31, 2024, 2023 and 2022 follows:

	2024	2023	2022
Mexican statutory income tax rate	30%	30%	30%
Income tax from prior years	(0.03)%	(0.37)%	0.19%
Income on monetary position for subsidiaries in hyperinflationary economies	1.19%	2.03%	1.18%
Annual inflation tax adjustment	1.21%	2.08%	5.63%
Non-deductible expenses	2.89%	1.99%	2.17%
Income taxed at a rate other than the Mexican statutory rate	1.28%	1.49%	1.68%
Effect of restatement of tax values	(2.85)%	(3.50)%	(4.69)%
Effect of change in statutory rate	(0.03)%	(0.60)%	(0.39)%
Tax loss (recognition) (1)	0.02%	(1.40)%	(8.50)%
Other	(1.00)%	(1.22)%	(1.89)%
	32.68%	30.50%	25.38%

(1) During 2022 the Company recognized an amount of Ps. (2,194) corresponding to favorable effects for deferred tax assets of the Company's subsidiaries, taking into account that there was certainty of recoverability of such deferred tax assets. In addition, in 2023 an effect of Ps. (409) of deferred tax assets was recognized, for which the Company also has certainty of recoverability.

Schedule of Deferred Income Tax
An analysis of the temporary differences giving rise to deferred income tax liabilities (assets) is as follows:

	Consolidated Statement of Financial Position as of		Consolidated Income Statement
	2024	2023	2024	2023	2022
Expected credit losses	Ps. (135)	Ps. (64)	Ps. (70)	Ps. 15	Ps. (15)
Inventories	100	53	58	5	18
Prepaid expenses	22	20	2	(4)	(32)
Property, plant and equipment, net	(443)	(1,150)	455	314	(118)
Other assets	35	(190)	203	45	86
Finite useful lived intangible assets	(121)	(10)	(120)	1	48
Indefinite lived intangible assets	1,386	1,509	260	591	123
Post-employment and other non-current employee benefits	(388)	(438)	45	(2)	15
Derivative financial instruments	(50)	75	(126)	73	(3)
Contingencies	(607)	(921)	290	(96)	(23)
Employee profit sharing payable	(667)	(533)	134	174	(85)
Tax loss carryforwards	(3,717)	(5,726)	1,805	1,221	29
Tax credits to recover (1)	(399)	(726)	326	342	327
Cumulative other comprehensive income	(69)	(394)	375	(211)	(417)
Liabilities of amortization of goodwill of business acquisition	5,322	5,574	(252)	(543)	—
Leases liabilities, net	(75)	(43)	(39)	(28)	(37)
Other	(2,086)	(1,486)	(1,147)	(720)	973
Deferred tax (income)			Ps. 2,199	Ps. 1,177	Ps. 889

Deferred tax, asset	Ps. (6,209)	Ps. (7,771)
Deferred tax, liability	4,317	3,321
Deferred income taxes, net	Ps. (1,892)	Ps. (4,450)

(1) Corresponds to income tax credits from dividends received from foreign operations to be recovered within the next ten years accordingly to the Mexican Income Tax law.

Schedule of Changes in Net Deferred Income Tax Asset
The changes in the balance of the net deferred income tax assets are as follows:

	2024	2023	2022
Balance at beginning of the period	Ps. (4,450)	Ps. (5,136)	Ps. (5,632)
Deferred tax provision for the period	2,199	1,177	889
Change in the statutory rate	—	—	(82)
Effects in equity:
Unrealized loss (gain) on derivative financial instruments	693	(236)	(591)
Cumulative translation effect and inflation adjustment	(16)	(279)	107
Remeasurements of the net defined benefit liability	(318)	24	173
Balance at end of the period	Ps. (1,892)	Ps. (4,450)	Ps. (5,136)

Schedule of Tax Loss Carryforwards	The tax loss carryforwards for which a deferred tax asset has been recorded and their corresponding years of expiration are as follows:

Tax Loss Carryforwards amounts in millions
2030	Ps. 2,872
2031	2
2032	1
2033	2
2034 and thereafter	31
No expiration (Brazil and Colombia)	8,363
Ps. 11,271

Summary of Changes in Balance of Tax Loss Carryforwards
The changes in the balance of tax loss carryforwards are as follows:

	2024	2023	2022
Balance at beginning of the period	Ps. 17,557	Ps. 22,000	Ps. 22,129
Increase (1)	266	2,002	10,610
Usage of tax losses	(5,939)	(5,685)	(10,706)
Effect of foreign currency exchange rates	(613)	(760)	(33)
Balance at end of the period	Ps. 11,271	Ps. 17,557	Ps. 22,000